UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street  Omaha, Nebraska             68137

(Address of principal executive offices)            (Zip code)

Emile Moulineax

            Gemini Fund Services, LLC,  4020 South 147th Street  Omaha, Nebraska 68137

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

12/31

Date of reporting period: 9/30

Item 1.  Schedule of Investments.

	EM Capital India Gateway Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
	September 30, 2009
Shares	Security	Value
	COMMON STOCK - 95.43%
	AUTO MANUFACTURERS - 5.40%
50	Bajaj Auto Ltd.	$ 1,553
220	Mahindra & Mahindra Ltd.	4,039
200	Maruti Suzuki India Ltd.	7,073
		12,665
	BANKS - 15.89%
400	Axis Bank Ltd.	8,191
2,800	Central Bank Of India	9,341
1,020	Corporation Bank	8,970
2,800	Dena Bank	3,955
150	State Bank of India Ltd.	6,843
		37,300
	BEVERAGES - 4.70%
1,000	Empee Distilleries Ltd.	2,900
2,840	Indage Vintners Ltd. *	4,073
470	Radico Khaitan Ltd.	1,140
333	United Breweries Ltd.	1,025
100	United Spirits Ltd.	1,901
		11,039
	BUILDING MATERIALS - 1.08%
2,800	Gujarat Sidhee Cement Ltd. *	1,053
520	JK Cement Ltd.	1,476
		2,529
	CONSUMER DURABLES - 2.12%
1,600	Nilkamal Ltd.	4,979

	DIVERSIFIED FINANCIAL SERVICES - 3.93%
400	Dewan Housing Finance Corp. Ltd.	1,210
100	Housing Development Finance Corp.	5,798
600	Motilal Oswal Financial Services Ltd.	2,212
		9,220
	EDUCATIONAL SERVICES - 4.87%
2,000	Aptech Ltd. *	11,426

	ELECTRIC - 2.24%
180	CESC Ltd.	1,457
150	Reliance Infrastructure Ltd.	3,808
		5,265
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.19%
600	KEI Industries Ltd.	432

	EM Capital India Gateway Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	September 30, 2009
Shares	Security	Value
	ELECTRICAL ENGINEERING - 1.66%
900	ICSA India Ltd.	$ 3,915

	ENGINEERING - 4.25%
110	Alstom Projects India Ltd.	1,263
180	Bharat Heavy Electricals Ltd.	8,713
		9,976
	ENGINEERING & CONSTRUCTION - 5.85%
280	Larsen & Toubro Ltd.	9,831
700	Punj Lloyd Ltd.	3,894
		13,725
	FINANCIAL SERVICES - 2.94%
240	Financial Technologies India Ltd.	6,896

	HAND/MACHINE TOOLS - 1.20%
1,000	Ador Fontech Ltd.	2,815

	HOUSEHOLD PRODUCTS/WARES - 1.80%
1,500	Jyothy Laboratories Ltd.	4,239

	INSURANCE - 3.66%
450	Reliance Capital Ltd.	8,586

	INVESTMENT COMPANIES - 0.23%
50	Bajaj Holdings and Investment Ltd.	532

	JEWELRY MANUFACTURE - 4.09%
6,290	Rajesh Exports Ltd.	9,596

	LODGING - 2.19%
320	Asian Hotels Ltd. *	2,480
1,800	Hotel Leela Venture Ltd.	1,444
750	Indian Hotels Co. Ltd.	1,207
		5,131
	MANUFACTURING - 0.04%
100	Lloyd Electric & Engineering *	108

	MEDIA - 0.19%
3,000	Creative Eye Ltd. *	433

	METAL FABRICATE/HARDWARE - 0.80%
120	Jindal Saw Ltd.	1,882

	EM Capital India Gateway Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	September 30, 2009
Shares	Security	Value
	MINING - 2.63%
360	Hindustan Zinc Ltd.	$ 6,185

	MISCELLANEOUS MANUFACTURING - 2.94%
1,580	Everest Kanto Cylinder Ltd.	6,900

	OIL & GAS - 6.82%
350	Reliance Industries Ltd. *	16,017

	PHARMACEUTICALS - 7.29%
1,000	Ajanta Pharma Ltd.	2,083
1,000	Alembic Ltd.	1,076
400	Glenmark Pharmaceuticals Ltd.	1,980
1,000	Jubilant Organosys Ltd.	4,902
320	Ranbaxy Laboratories Ltd. *	2,684
150	Sun Pharmaceutical Industries Ltd.	4,389
		17,114
	REAL ESTATE - 2.16%
2,400	Peninsula Land Ltd.	4,190
225	Puravankara Projects Ltd. *	587
600	Ritesh Properties and Industries Ltd. *	290
		5,067
	SOFTWARE - 0.21%
260	Subex Ltd. *	491

	TEXTILES - 0.84%
560	Vardhman Textiles Ltd.	1,969

	TRANSPORTATION - 0.97%
400	Great Eastern Shipping Co. Ltd.	2,289

	TRUCK MANUFACTURING - 2.25%
6,000	Ashok Leyland Ltd.	5,282

	TOTAL COMMON STOCK ( Cost - $235,320)	224,003

	TOTAL INVESTMENTS - 95.43% ( Cost - $235,320)	224,003
	OTHER ASSETS LESS LIABILITIES - 4.57%	10,726
	NET ASSETS - 100.0%	$ 234,729

* Non-Income producing security.
	EM Capital India Gateway Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	September 30, 2009

(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation (depreciation) of:
Unrealized appreciation		$ 40,437
Unrealized depreciation		(51,754)
Net unrealized depreciation		$ (11,317)

Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission
Form N-CSR.

The Portfolio utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:
Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
Portfolio's own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio's assets carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$224,003	-	-	$ 224,003
Total	$224,003	-	-	$ 224,003

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

11/25/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

11/25/09

By (Signature and Title)

*/s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

11/25/09